Registration filing date: February 24, 2022	Registration No. 333-239752 811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4	☒

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 230	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Laura M. Bramson, Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq. Willkie Farr & Gallagher LLP 1875 K Street, N.W. Washington, DC 20006-1238	Michael McDonnell Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on March 25, 2022, pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under a variable annuity contract.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 2 to the Registration Statement, filed on November 29, 2021. Registrant previously filed Post-effective amendment No. 3 on January 26, 2022 to delay the effectiveness date of the Registraton Statement to February 25, 2022. The new effectiveness date is March 25, 2022. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on February 24, 2022.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – III (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Craig L. DeSanto*	Chairman of the Board, President & Director
Elizabeth K. Brill*	Director
Alexander I. M. Cook*	Director
Eric Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)
Robert M. Gardner*	Director & Controller (Principal Accounting Officer)
Francis M. Harte*	Director
Thomas A. Hendry*	Director
Jodi L. Kravitz*	Director
Mark J. Madgett*	Director
Anthony R. Malloy*	Director
Theodore A. Mathas*	Director & Chief Executive Officer (Principal Executive Officer)
Amy Miller*	Director
Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams Attorney-in-Fact February 24, 2022

*	Pursuant to Powers of Attorney previously filed.